Acquisitions, Divestitures and Asset Sales (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Summary of Assets and Liabilities Held for Sale	The following table summarizes the assets and liabilities held for sale at December 31, 2022:

In millions	December 31, 2022
Assets:
Accounts receivable, net	$227
Inventories	188
Property and equipment, net	244
Deferred income taxes	131
Other	118
Total assets held for sale	$908

Liabilities:
Accounts payable	$86
Accrued expenses	71
Other	71
Total liabilities held for sale	$228